ACQUISITIONS (Pro Forma Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Pro forma revenues	$ 15,927,218	$ 13,141,301
Pro forma net income (loss)	284,470	223,878
Torrance Refinery [Member]
Business Acquisition [Line Items]
Pro forma revenues	16,999,435	16,252,729
Pro forma net income (loss)	$ 160,856	17,491
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Pro forma revenues		16,811,922
Pro forma net income (loss)		$ 448,353